CASH AND CASH EQUIVALENTS	12 Months Ended
Feb. 28, 2017
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4. CASH AND CASH EQUIVALENTS

        The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

	February 28, 2017		February 29, 2016
Currency	USD Amount	% of Total	USD Amount	% of Total
US dollar	2,320	57.0%	1,600	37.4%
Canadian dollar	44	1.1%	39	0.9%
Indian rupee	1,279	31.4%	2,317	54.2%
Other	430	10.5%	321	7.5%

Total Cash and Cash Equivalents	4,073	100.0%	4,277	100.0%

        In accordance with the fourth forbearance agreement which is valid until April 1, 2017 the Company is required to have a minimum of $1,000 held at Comerica Bank [2016 – $1,000].

        The Company could elect to repatriate funds from its foreign subsidiaries and this may result in withholding taxes.